Investment Objectives and Goals	Jul. 29, 2025
Hodges Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Hodges Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Hodges Fund is long-term capital appreciation.
Hodges Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Hodges Small Cap Growth Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Hodges Small Cap Growth Fund, formerly the Hodges Small Cap Fund (the “Small Cap Growth Fund”) is long-term capital appreciation.
Hodges Small Intrinsic Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Hodges Small Intrinsic Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Hodges Small Intrinsic Value Fund (the “Small Intrinsic Value Fund”) is long-term capital appreciation.
Hodges Blue Chip Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Hodges Blue Chip Equity Income Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Hodges Blue Chip Equity Income Fund (the “Blue Chip Equity Income Fund”) is to generate income and long-term capital appreciation.